Investment Securities (Details) - Schedule of carrying amount and fair value of the investment securities - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	¥ 418,080,000	¥ 654,100,000
Profits and losses from fair value changes	56,773
Aggregate fair value	418,136,773	654,328,054
Gross unrealized holding gains		228,054
Asset management products [Member]
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	20,000,000	20,000,000
Profits and losses from fair value changes	28,205
Aggregate fair value	20,028,205	20,020,456
Gross unrealized holding gains		20,456
Wealth management products [Member]
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	398,080,000	634,100,000
Profits and losses from fair value changes	28,568
Aggregate fair value	¥ 398,108,568	634,307,598
Gross unrealized holding gains		¥ 207,598